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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas 77046

(Address of principal executive offices)        (Zip code)

Karen Dunn Kelley         11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (713) 626-1919

Date of fiscal year end:      8/31

Date of reporting period:    11/30/14

Item 1. Schedule of Investments.

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	CM-I-TST-QTR-1	11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–46.12%(a)

Asset-Backed Securities - Consumer Receivables–5.26%

Barton Capital LLC (b) (d)	0.18%	06/16/15	$13,000	$13,000,000
Barton Capital LLC (b) (d)	0.18%	07/10/15	25,000	25,000,000
Barton Capital LLC (b) (d)	0.19%	06/29/15	35,000	35,000,000
Old Line Funding, LLC (b)	0.17%	12/01/14	21,000	21,000,000
Old Line Funding, LLC (b)	0.18%	02/18/15	39,000	38,984,595
Old Line Funding, LLC (b)	0.19%	02/17/15	10,000	9,995,883
Old Line Funding, LLC (b)	0.23%	04/07/15	79,000	78,935,900
Old Line Funding, LLC (b)	0.23%	05/05/15	34,000	33,966,331
Salisbury Receivables Co., LLC (b)	0.20%	01/27/15	20,000	19,993,667
Sheffield Receivables Corp. (b)	0.18%	12/04/14	17,855	17,854,732
Sheffield Receivables Corp. (b)	0.18%	12/05/14	20,000	19,999,600
Sheffield Receivables Corp. (b)	0.18%	12/08/14	11,000	10,999,615
Sheffield Receivables Corp. (b)	0.20%	01/27/15	30,000	29,990,500
Sheffield Receivables Corp. (b)	0.21%	01/27/15	20,000	19,993,350
Thunder Bay Funding, LLC (b)	0.00%	12/05/14	23,000	22,999,566
Thunder Bay Funding, LLC (b)	0.23%	01/05/15	25,000	24,994,410
Thunder Bay Funding, LLC (b)	0.23%	02/02/15	37,000	36,985,107
Thunder Bay Funding, LLC (b)	0.23%	03/04/15	13,000	12,992,276
Thunder Bay Funding, LLC (b)	0.23%	05/05/15	25,000	24,975,243
				497,660,775

Asset-Backed Securities - Fully Supported–0.35%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.14%	12/01/14	13,000	13,000,000
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.16%	03/05/15	20,000	19,991,645
				32,991,645

Asset-Backed Securities - Fully Supported Bank–9.97%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)	0.14%	12/17/14	25,000	24,998,444
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)(d)	0.19%	03/27/15	58,000	58,000,000
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.13%	12/04/14	33,000	32,999,643
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.14%	12/10/14	20,000	19,999,300
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.15%	12/01/14	16,000	16,000,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.12%	12/08/14	22,500	22,499,475
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.20%	02/20/15	29,450	29,436,748
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.20%	02/05/15	30,000	29,989,000
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.27%	02/18/15	90,000	89,946,675
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.27%	03/02/15	66,000	65,954,955
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase & Co.)	0.27%	03/09/15	50,000	49,963,250
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Chase & Co.) (b)	0.30%	03/02/15	29,000	28,978,008
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.15%	01/08/15	20,000	19,996,833
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	01/12/15	35,000	34,993,058
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.17%	01/21/15	26,000	25,993,738
Govco LLC (CEP-Citibank NA) (b)	0.18%	12/11/14	25,000	24,998,750
Govco LLC (CEP-Citibank NA) (b)	0.18%	01/05/15	25,000	24,995,625
Govco LLC (CEP-Citibank NA) (b)	0.18%	02/03/15	26,000	25,991,680
Govco LLC (CEP-Citibank NA) (b)	0.18%	02/10/15	22,350	22,342,066
Govco LLC (CEP-Citibank NA) (b)	0.18%	02/12/15	26,000	25,990,510
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.15%	12/08/14	19,500	19,499,431
Liberty Street Funding LLC (CEP–Bank of Nova Scotia) (b)(c)	0.15%	01/07/15	20,000	19,996,917
Matchpoint Master Trust (CEP-BNP Paribas SA) (b)(c)	0.22%	02/03/15	20,000	19,992,178
Matchpoint Master Trust (CEP-BNP Paribas SA) (b)(c)	0.23%	12/03/14	10,000	9,999,872
Matchpoint Master Trust (CEP-BNP Paribas SA) (b)(c)	0.23%	02/02/15	27,000	26,989,133

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Fully Supported Bank–(continued)

Mountcliff Funding LLC (Multi-CEP’s) (b)(c)	0.18%	12/09/14	$35,000	$34,998,600
Ridgefield Funding Co. LLC (CEP-BNP Paribas SA) (b)(c)	0.23%	02/03/15	23,000	22,990,596
Ridgefield Funding Co. LLC (CEP-BNP Paribas SA) (b)(c)	0.24%	12/08/14	15,000	14,999,300
Ridgefield Funding Co. LLC (CEP-BNP Paribas SA) (b)(c)	0.27%	05/11/15	45,000	44,995,963
Victory Receivables Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ Ltd.) (b)(c)	0.16%	01/07/15	30,000	29,995,067
Working Capital Management L.P. (CEP-Mizuho Corporate Bank Ltd.) (b)(c)	0.17%	01/12/15	24,980	24,975,046
				943,499,861

Asset-Backed Securities - Multi-Purpose–8.78%

CAFCO, LLC (b)	0.17%	12/08/14	13,000	12,999,570
CAFCO, LLC (b)	0.18%	02/03/15	20,000	19,993,600
CAFCO, LLC (b)	0.18%	02/06/15	25,000	24,991,625
Chariot Funding, LLC (b)	0.21%	12/11/14	10,000	9,999,417
Chariot Funding, LLC (b)	0.21%	12/05/14	15,000	14,999,650
Chariot Funding, LLC (b)	0.21%	12/17/14	11,000	10,998,973
Chariot Funding, LLC (b)	0.21%	01/05/15	15,000	14,996,937
Chariot Funding, LLC (b)	0.21%	01/06/15	16,000	15,996,640
Chariot Funding, LLC (b)	0.21%	05/04/15	25,000	24,977,542
Chariot Funding, LLC (b)	0.21%	05/06/15	25,000	24,977,250
CHARTA, LLC (b)	0.17%	12/18/14	15,000	14,998,796
CHARTA, LLC (b)	0.18%	12/08/14	30,000	29,998,950
CHARTA, LLC (b)	0.18%	12/18/14	25,000	24,997,875
CHARTA, LLC (b)	0.18%	12/29/14	13,000	12,998,180
CIESCO, LLC (b)	0.18%	12/04/14	25,000	24,999,625
CIESCO, LLC (b)	0.18%	02/11/15	26,000	25,990,640
CRC Funding, LLC (b)	0.18%	12/08/14	15,000	14,999,475
CRC Funding, LLC (b)	0.18%	12/18/14	30,000	29,997,450
Jupiter Securitization Co. LLC (b)	0.21%	12/05/14	20,000	19,999,533
Jupiter Securitization Co. LLC (b)	0.21%	03/05/15	10,000	9,994,517
Jupiter Securitization Co. LLC (b)	0.21%	05/04/15	25,000	24,977,542
Mont Blanc Capital Corp. (b)(c)	0.19%	12/09/14	35,000	34,998,522
Nieuw Amsterdam Receivables Corp. (b)(c)	0.15%	12/04/14	15,000	14,999,813
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/02/14	28,000	27,999,876
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/04/14	20,000	19,999,733
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	02/04/15	20,000	19,993,861
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	02/06/15	31,000	30,990,192
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	02/06/15	35,000	34,988,275
Nieuw Amsterdam Receivables Corp. (b)(c)	0.18%	02/11/15	20,000	19,993,000
Regency Markets No. 1 LLC (b)(c)	0.14%	12/12/14	30,000	29,998,717
Regency Markets No. 1 LLC (b)(c)	0.14%	12/15/14	111,000	110,993,956
Regency Markets No. 1 LLC (b)(c)	0.14%	12/16/14	45,000	44,997,375
Versailles Commercial Paper LLC (b)(c)(d)	0.23%	01/21/15	32,000	32,000,000
				830,837,107

Consumer Finance–0.24%

Toyota Motor Credit Corp. (c)	0.22%	03/02/15	23,000	22,987,209

Diversified Banks–14.36%

ANZ New Zealand Int’l Ltd. (b)(c)	0.20%	01/07/15	25,000	24,994,861
Barclays Bank PLC (b)(c)(d)	0.48%	04/30/15	90,000	90,000,000
Commonwealth Bank of Australia (b)(c)	0.15%	02/24/15	39,000	38,986,188
Commonwealth Bank of Australia (b)(c)(d)	0.18%	12/17/14	30,000	30,000,000
Commonwealth Bank of Australia (b)(c)(d)	0.20%	05/19/15	40,000	40,000,000
Credit Agricole Corporate & Investment Bank (c)	0.10%	12/01/14	75,000	75,000,000
Credit Agricole Corporate & Investment Bank (c)	0.10%	12/05/14	28,000	27,999,689
Dexia Credit Local S.A. (c)	0.25%	03/09/15	30,000	29,979,583

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Dexia Credit Local S.A. (c)	0.25%	04/09/15	$13,000	$12,988,354
Dexia Credit Local S.A. (c)	0.30%	04/20/15	27,000	26,968,500
Lloyds Bank PLC (c)	0.12%	12/08/14	62,000	61,998,553
Lloyds Bank PLC (c)	0.14%	12/09/14	36,000	35,998,880
Mizuho Funding, LLC (b)(c)	0.19%	12/10/14	26,000	25,998,765
Mizuho Funding, LLC (b)(c)	0.22%	01/07/15	42,000	41,990,719
National Australia Funding Delaware Inc. (b)(c)	0.19%	01/13/15	15,000	14,996,596
National Australia Funding Delaware Inc. (b)(c)	0.20%	01/06/15	13,000	12,997,465
National Australia Funding Delaware Inc. (b)(c)(d)	0.20%	05/14/15	20,000	20,000,000
Natixis (c)	0.11%	12/01/14	50,000	50,000,000
Natixis US Finance Co., LLC (c)	0.11%	12/01/14	49,000	49,000,000
Natixis US Finance Co., LLC (c)	0.15%	12/02/14	20,000	19,999,917
Oversea-Chinese Banking Corp. Ltd (c)	0.17%	02/04/15	25,000	24,992,326
Oversea-Chinese Banking Corp. Ltd (c)	0.17%	02/05/15	20,000	19,993,767
Oversea-Chinese Banking Corp. Ltd (c)	0.19%	02/10/15	35,000	34,986,885
PNC Bank, N.A.	0.30%	04/30/15	10,000	10,000,000
Rabobank (USA) Financial Corp. (c)	0.21%	01/20/15	29,000	28,991,542
Standard Chartered Bank (b)(c)	0.16%	12/02/14	52,000	51,999,769
Standard Chartered Bank (b)(c)	0.21%	12/02/14	36,000	35,999,790
Standard Chartered Bank (b)(c)	0.21%	01/05/15	14,000	13,997,142
Standard Chartered Bank (b)(c)	0.22%	02/26/15	16,000	15,991,493
Standard Chartered Bank (b)(c)	0.28%	04/07/15	34,400	34,366,020
Sumitomo Mitsui Banking Corp. (b)(c)	0.20%	02/03/15	20,000	19,992,889
Sumitomo Mitsui Banking Corp. (b)(c)	0.22%	03/05/15	50,000	49,971,278
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	04/10/15	50,000	49,954,861
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	05/04/15	50,000	49,946,528
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.12%	12/03/14	20,000	19,999,867
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.12%	12/24/14	25,000	24,998,083
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.19%	01/12/15	60,000	59,986,700
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.19%	02/10/15	53,000	52,980,139
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.20%	12/16/14	30,000	29,997,500
				1,359,044,649

Life & Health Insurance–0.21%

MetLife Short Term Funding LLC (b)	0.10%	12/16/14	20,000	19,999,167

Other Diversified Financial Services–0.52%

General Electric Capital Corp.	0.19%	01/07/15	25,000	24,995,118
General Electric Capital Corp.	0.20%	02/04/15	24,000	23,991,333
				48,986,451

Regional Banks–3.32%

Abbey National North America LLC (b)(c)	0.11%	12/10/14	25,000	24,999,312
Abbey National North America LLC (b)(c)	0.12%	12/02/14	110,000	109,999,633
Abbey National North America LLC (b)(c)	0.12%	12/05/14	20,000	19,999,733
ASB Finance Ltd. (b)(c)	0.22%	03/02/15	16,000	15,991,102
Banque et Caisse d’Epargne de I’Etat (c)	0.11%	12/03/14	20,000	19,999,878
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.14%	01/09/15	35,500	35,494,616
Macquarie Bank Ltd. (b)(c)	0.22%	01/02/15	11,000	10,997,849
Macquarie Bank Ltd. (b)(c)	0.23%	02/06/15	26,000	25,988,871
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.19%	12/09/14	26,000	25,998,902
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.21%	02/06/15	25,000	24,990,462
				314,460,358

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Soft Drinks–0.91%

Coca-Cola Co. (The) (b)	0.17%	02/10/15	$25,000	$24,991,618
Coca-Cola Co. (The) (b)	0.19%	05/07/15	25,000	24,979,285
Coca-Cola Co. (The) (b)	0.20%	03/10/15	26,000	25,985,700
Coca-Cola Co. (The) (b)	0.20%	03/12/15	10,000	9,994,389
				85,950,992

Specialized Finance–2.21%

Caisse des Depots et Consignations (b)(c)	0.15%	12/09/14	38,000	37,998,733
Caisse des Depots et Consignations (b)(c)	0.16%	02/05/15	28,000	27,992,043
Caisse des Depots et Consignations (b)(c)	0.16%	02/18/15	26,000	25,991,157
Caisse Des Depots et Consignations (b)(c)	0.17%	12/10/14	27,500	27,498,831
CDP Financial Inc. (b)(c)	0.15%	12/16/14	15,000	14,999,063
CDP Financial Inc. (b)(c)	0.15%	02/10/15	25,000	24,992,604
CDP Financial Inc. (b)(c)	0.16%	01/16/15	20,000	19,995,911
CDP Financial Inc. (b)(c)	0.19%	12/11/14	15,000	14,999,208
CDP Financial Inc. (b)(c)	0.19%	03/02/15	15,000	14,992,796
				209,460,346
Total Commercial Paper (Cost $4,365,878,560)				4,365,878,560

Certificates of Deposit–23.75%

Australia & New Zealand Banking Group, Ltd. (c)	0.17%	02/02/15	24,000	24,000,000
Bank of Montreal (c)	0.17%	12/04/14	16,000	16,000,000
Bank of Montreal (c)	0.18%	12/04/14	25,000	25,000,000
Bank of Montreal (c)	0.18%	12/10/14	19,000	19,000,000
Bank of Montreal (c)	0.21%	02/09/15	24,000	24,000,000
Bank of Montreal (c)	0.23%	05/14/15	26,000	25,999,999
Bank of Nova Scotia (c)	0.17%	01/15/15	30,000	30,000,000
Bank of Nova Scotia (c)	0.20%	02/02/15	32,000	32,000,000
Bank of Nova Scotia (c)(d)	0.33%	11/30/15	42,000	42,000,000
Bank of Nova Scotia (c)(d)	0.34%	04/02/15	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.11%	12/01/14	50,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.19%	02/17/15	31,000	31,000,000
Barclays Bank PLC (c)	0.15%	06/17/15	100,000	100,000,000
Citibank N.A. (c)	0.18%	02/09/15	26,000	26,000,000
Credit Industriel et Commercial (c)	0.12%	12/01/14	20,000	20,000,000
Credit Industriel et Commercial (c)	0.13%	12/03/14	255,000	255,000,000
DNB Bank ASA (c)	0.09%	12/01/14	83,000	83,000,000
DNB Bank ASA (c)	0.09%	12/01/14	50,000	50,000,000
DNB Bank ASA (c)	0.16%	01/14/15	30,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp. (c)	0.20%	12/05/14	51,000	51,000,000
Mizuho Bank Ltd. (c)	0.20%	01/14/15	12,000	12,000,000
Mizuho Bank Ltd. (c)	0.20%	02/03/15	26,000	26,000,000
Mizuho Bank Ltd. (c)	0.21%	12/11/14	21,000	21,000,000
Mizuho Bank Ltd. (c)	0.21%	12/16/14	31,000	31,000,129
Natixis (c)(d)	0.27%	06/25/15	130,000	130,000,000
Nordea Bank Finland PLC (c)	0.15%	12/02/14	26,000	25,999,996
Nordea Bank Finland PLC (c)	0.15%	12/08/14	20,000	20,000,000
Norinchukin Bank (The) (c)	0.20%	01/13/15	19,000	19,000,000
Norinchukin Bank (The) (c)	0.20%	01/13/15	25,000	25,000,000
Norinchukin Bank (The) (c)	0.21%	12/17/14	13,000	13,000,000
Norinchukin Bank (The) (c)	0.26%	01/06/15	25,000	25,000,000
Norinchukin Bank (The) (c)	0.26%	02/02/15	25,000	25,000,000
Norinchukin Bank (The) (c)	0.26%	02/02/15	20,000	20,000,000
Norinchukin Bank (The) (c)	0.26%	02/19/15	45,000	45,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	01/06/15	19,000	19,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/03/15	26,000	26,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit –(continued)

Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/06/15	$14,000	$14,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/13/15	20,000	19,999,589
Oversea-Chinese Banking Corp. Ltd. (c)	0.17%	02/12/15	20,000	20,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.18%	01/05/15	10,000	10,000,000
Royal Bank of Canada (c)(d)	0.35%	12/04/15	100,000	100,000,000
Skandinaviska Enskilda Banken AB (c)	0.09%	12/01/14	156,000	156,000,000
Standard Chartered Bank (c)	0.22%	12/29/14	20,000	20,000,155
Sumitomo Mitsui Banking Corp. (c)	0.20%	01/06/15	90,000	90,000,000
Sumitomo Mitsui Banking Corp. (c)	0.21%	12/01/14	15,000	15,000,000
Sumitomo Mitsui Banking Corp. (c)	0.21%	12/02/14	17,000	17,000,000
Swedbank AB (c)	0.09%	12/01/14	35,000	35,000,000
Swedbank AB (c)	0.09%	12/03/14	73,000	73,000,000
Toronto-Dominion Bank (The) (c)	0.15%	12/18/14	60,000	60,000,000
Toronto-Dominion Bank (The) (c)	0.17%	01/08/15	20,000	20,000,000
Toronto-Dominion Bank (The) (c)	0.19%	01/12/15	30,000	30,000,000
Toronto-Dominion Bank (The) (c)	0.19%	04/13/15	18,000	18,000,000
Toronto-Dominion Bank (The) (c)	0.19%	05/11/15	21,000	21,000,000
Wells Fargo Bank, N.A. (c)(d)	0.21%	12/02/14	62,000	62,000,000
Total Certificates of Deposit (Cost $2,247,999,868)				2,247,999,868

Variable Rate Demand Notes–5.13%(e)

Credit Enhanced–5.13%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	10/01/33	2,400	2,400,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.03%	11/01/38	21,000	21,000,000
California Infrastructure & Economic Development Bank; Series 2009 C, Pacific Gas & Electric Co., Ref VRD RB (LOC-Sumitomo Mitsui Banking) (c)(f)	0.03%	12/01/16	7,850	7,850,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank Ltd.) (c)(f)	0.02%	12/31/47	52,205	52,205,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.03%	09/01/33	1,900	1,900,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	01/01/37	15,875	15,875,000
Coshocton (County of) (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	03/01/19	1,500	1,500,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.06%	07/01/37	7,100	7,100,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC-Rabobank Nederland) (c)(f)	0.13%	03/01/21	5,700	5,700,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC)	0.04%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago) (f)	0.04%	06/01/40	275	275,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/16	2,900	2,900,000
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	07/01/35	17,600	17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.04%	09/01/48	8,000	8,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	11/01/24	$3,000	$3,000,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	07/01/38	300	300,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/15/38	18,234	18,234,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.03%	10/15/42	17,785	17,785,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.06%	12/15/29	4,150	4,150,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	10/01/33	9,900	9,900,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC-U.S. Bank, N.A.) (f)	0.05%	05/01/26	8,500	8,500,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	01/01/24	4,500	4,500,000
New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC-TD Bank N.A.) (f)	0.04%	07/01/28	19,570	19,570,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	05/01/45	45,100	45,100,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC-U.S. Bank N.A.) (f)	0.03%	08/01/34	61,875	61,875,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.04%	07/01/32	9,700	9,700,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.04%	10/01/31	5,405	5,405,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	01/01/27	4,550	4,550,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	04/01/43	13,000	13,000,000
Total Variable Rate Demand Notes (Cost $485,784,000)				485,784,000

Notes–4.80%

Barclays Bank PLC, REGS, Sec. Medium-Term Global, Notes (b)(c)(d)	0.48%	03/13/15	35,000	35,000,000
Barclays Bank PLC, Sec. Note (b)(c)(d)	0.49%	07/01/15	30,000	30,000,000
Commonwealth Bank of Australia, Sr. Unsec. Notes (b)(c)	3.50%	03/19/15	20,000	20,192,815
National Australia Bank Ltd. Sr. Unsec. Notes	2.00%	03/09/15	14,000	14,067,816
Rabobank Nederland Australia Ltd. (c)	1.88%	12/15/14	20,000	20,013,260
Royal Bank of Canada, Sr. Unsec. Notes (b)(c)(d)	0.39%	12/01/15	100,000	100,000,424
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes (d)	0.33%	12/18/15	60,000	60,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (d)	0.35%	12/18/15	100,000	100,000,000
Westpac Banking Corp., Sr. Unsec. Notes. (b)(c)(d)	0.45%	12/07/15	75,000	75,000,000
Total Notes (Cost $454,274,315)				454,274,315
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.81% (Cost $7,553,936,743)				7,553,936,743

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

			Repurchase Amount

Repurchase Agreements–20.17%(g)

Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by U.S. Government sponsored agency obligations valued at $163,200,039; 0.05%-51.42%, 08/17/27-04/20/44) (c)(i)	0.60%	—	—	160,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 11/26/14, maturing value of $100,005,833 (collateralized by Agency Mortgage-backed securities valued at $102,000,316; 0.20%-6.45%, 10/15/31-07/15/44) (c)(h)	0.30%	12/03/14	100,005,833	100,000,000
HSBC Securities (USA) Inc., Joint agreement dated 11/28/14, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,004,790; 0.25%-3.63%, 01/31/15-11/15/24)	0.07%	12/01/14	267,648,259	267,646,698
ING Financial Markets, LLC, Joint agreement dated 11/28/14, aggregate maturing value of $500,003,750 (collateralized by Agency Mortgage-backed securities valued at $510,002,804; 1.92%-7.50%, 12/01/24-11/01/44)	0.09%	12/01/14	370,002,775	370,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/26/14, maturing value of $122,103,361 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic Corporate obligations, Municipal obligations & Sovereign debt valued at $133,880,119; 0%-9.25%, 01/23/18-07/01/57) (h)	0.50%	01/26/15	122,103,361	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/28/14, maturing value of $160,085,556 (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities and Sovereign debt valued at $175,841,028; 0%-11.95%, 10/01/15-05/25/54) (h)	0.55%	01/02/15	160,085,556	160,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/24/14, maturing value of $30,001,108 (collateralized by Domestic Corporate obligations & Municipal obligations valued at $31,500,000; 0.46%-7.43%, 06/15/18-12/01/39) (c)	0.19%	12/01/14	30,001,108	30,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/19/14, maturing value of $30,006,000 (collateralized by Domestic and Foreign Corporate obligations valued at $30,600,150; 2.50%-4.95%, 05/18/16-10/01/41) (c)(h)	0.24%	12/19/14	30,006,000	30,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 11/20/14, maturing value of $100,015,556 (collateralized by Domestic Non-Agency Asset-backed securities, Municipal obligations, Domestic and Foreign Corporate obligations & Sovereign Debt valued at $104,998,691; 0%-8.25%, 01/15/16-02/15/45) (c)(h)	0.02%	12/18/14	100,015,556	100,000,000
RBC Capital Markets Corp., Joint Term agreement dated 11/26/14, aggregate maturing value of $500,006,944 (collateralized by Agency Mortgage-backed securities valued at $510,000,001; 1.00%-5.00%, 09/27/17-11/20/44) (h)	0.10%	12/01/14	300,004,167	300,000,000
RBC Capital Markets Corp., Joint Term agreement dated 10/30/14, aggregate maturing value of $200,040,000 (collateralized by Agency Mortgage-backed securities valued at $204,000,001; 2.00%-5.00%, 07/15/27-11/20/44) (h)	0.08%	01/28/15	50,010,000	50,000,000
RBC Capital Markets Corp., Term agreement dated 09/10/14, maturing value of $120,078,000 (collateralized by Domestic and Foreign Corporate obligations valued at $126,000,000; 0%-8.50%, 01/22/15-12/01/95) (c)(h)	0.26%	12/09/14	120,078,000	120,000,000
RBC Capital Markets Corp., Term agreement dated 10/06/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 1.75%-8.75%, 05/01/27-11/20/44) (c)(h)	0.27%	01/05/15	100,068,250	100,000,000
Total Repurchase Agreements (Cost $1,909,646,698)				1,909,646,698
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $9,463,583,441)				9,463,583,441
OTHER ASSETS LESS LIABILITIES–0.02%				1,951,575
NET ASSETS–100.00%				$9,465,535,016

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
REGS	—Regulation S
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the 1933 Act). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $3,737,410,162, which represented 39.48% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 13.9%; France: 10.6%; Canada: 10.2%; United Kingdom: 9.9%; other countries less than 5% each: 18.4%.
(d)	Interest or dividend rate is predetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is predetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1D.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are predetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2014

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–68.17%

Federal Farm Credit Bank (FFCB)–9.33%

Disc. Notes (a)	0.11%	04/14/15	$20,000	$19,991,811
Disc. Notes (a)	0.10%	06/04/15	20,000	19,989,722
Disc. Notes (a)	0.10%	06/18/15	5,000	4,997,236
Disc. Notes (a)	0.11%	07/20/15	25,000	24,982,354
Unsec. Bonds (b)	0.13%	01/13/15	20,000	19,999,765
Unsec. Bonds (b)	0.23%	01/26/15	35,000	35,006,779
				124,967,667

Federal Home Loan Bank (FHLB)–26.90%

Unsec. Disc. Notes (a)	0.02%	12/17/14	42,110	42,109,626
Unsec. Disc. Notes (a)	0.04%	12/19/14	50,000	49,999,125
Unsec. Disc. Notes (a)	0.09%	01/05/15	25,000	24,997,812
Unsec. Disc. Notes (a)	0.10%	02/04/15	34,000	33,994,045
Unsec. Disc. Notes (a)	0.10%	02/13/15	14,000	13,997,209
Unsec. Disc. Notes (a)	0.09%	02/27/15	25,000	24,994,500
Unsec. Disc. Notes (a)	0.09%	03/13/15	5,200	5,198,674
Unsec. Disc. Notes (a)	0.09%	03/18/15	11,400	11,396,950
Unsec. Disc. Notes (a)	0.10%	03/25/15	8,000	7,997,467
Unsec. Disc. Notes (a)	0.10%	04/06/15	4,090	4,088,640
Unsec. Disc. Notes (a)	0.10%	04/17/15	6,609	6,606,485
Unsec. Disc. Notes (a)	0.09%	04/29/15	11,730	11,725,631
Unsec. Disc. Notes (a)	0.10%	05/01/15	13,871	13,865,473
Unsec. Disc. Notes (a)	0.10%	05/06/15	20,000	19,991,637
Unsec. Disc. Notes (a)	0.11%	05/13/15	14,000	13,993,344
Unsec. Disc. Notes (a)	0.09%	05/21/15	5,500	5,497,649
Unsec. Disc. Notes (a)	0.15%	07/17/15	10,000	9,990,817
Unsec. Global Bonds (b)	0.10%	01/09/15	25,000	25,000,169
Unsec. Global Bonds (b)	0.20%	08/19/15	10,000	9,998,551
Unsec. Global Bonds (b)	0.13%	09/08/15	25,000	24,997,079
				360,440,883

Federal Home Loan Mortgage Corp. (FHLMC)–17.50%

Unsec. Disc. Notes (a)	0.06%	02/23/15	6,000	5,999,160
Unsec. Disc. Notes (a)	0.07%	04/02/15	15,000	14,996,442
Unsec. Disc. Notes (a)	0.10%	04/06/15	3,190	3,188,939
Unsec. Disc. Notes (a)	0.10%	05/18/15	20,000	19,990,667
Unsec. Disc. Notes (a)	0.12%	06/11/15	1,500	1,499,040
Unsec. Disc. Notes (a)	0.09%	01/15/15	20,000	19,997,850
Unsec. Disc. Notes (a)	0.05%	01/20/15	50,000	49,996,736
Unsec. Disc. Notes (a)	0.01%	03/17/15	12,800	12,796,043
Unsec. Disc. Notes (a)	0.06%	04/13/15	10,000	9,997,672
Unsec. Disc. Notes (a)	0.10%	04/15/15	4,985	4,983,131
Unsec. Disc. Notes (a)	0.10%	04/27/15	4,900	4,897,999
Unsec. Disc. Notes (a)	0.11%	05/05/15	3,800	3,798,282
Unsec. Disc. Notes (a)	0.12%	06/10/15	2,000	1,998,727
Unsec. Disc. Notes (a)	0.00%	06/16/15	2,950	2,948,063
Unsec. Disc. Notes (a)	0.10%	07/07/15	2,100	2,098,728
Unsec. Disc. Notes (a)	0.10%	07/21/15	15,000	14,990,333
Unsec. Disc. Notes (a)	0.13%	08/18/15	1,900	1,898,285
Unsec. Global Notes (b)	0.14%	07/16/15	25,000	25,004,831
Unsec. Global Notes (b)	0.11%	02/18/16	15,000	14,997,217
Series M006, Class A, Taxable VRD MFH Ctfs. (b)(c)	0.24%	10/15/45	18,452	18,452,167
				234,530,312

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal National Mortgage Association (FNMA)–13.15%

Unsec. Disc. Notes (a)	0.12%	06/01/15	$4,752	$4,749,117
Unsec. Disc. Notes (a)	0.09%	01/05/15	25,000	24,997,812
Unsec. Disc. Notes (a)	0.05%	01/22/15	32,700	32,697,638
Unsec. Disc. Notes (a)	0.06%	02/02/15	11,000	10,998,845
Unsec. Disc. Notes (a)	0.05%	02/17/15	4,700	4,699,491
Unsec. Disc. Notes (a)	0.06%	03/16/15	15,000	14,997,594
Unsec. Disc. Notes (a)	0.06%	03/25/15	17,857	17,853,777
Unsec. Disc. Notes (a)	0.07%	04/08/15	15,900	15,896,043
Unsec. Disc. Notes (a)	0.07%	04/27/15	10,000	9,997,142
Unsec. Disc. Notes (a)	0.10%	04/29/15	4,797	4,795,014
Unsec. Disc. Notes (a)	0.10%	05/01/15	7,000	6,997,064
Unsec. Disc. Notes (a)	0.11%	05/18/15	16,500	16,491,915
Unsec. Disc. Notes (a)	0.10%	07/02/15	11,000	10,993,492
				176,164,944

Overseas Private Investment Corp. (OPIC)–1.29%

Gtd. VRD COP Bonds (a)(c)	0.11%	12/15/19	17,365	17,365,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–68.17% (Cost $913,468,806)				913,468,806

			Repurchase Amount

Repurchase Agreements–62.82%(d)

BMO Capital Markets Corp., Joint agreement date 11/28/14, aggregate maturing value of $200,001,500 (collateralized by U.S. Government sponsored agency & Agency Mortgage-backed securities valued at $204,000,506; 0%-6.75%, 12/10/14-09/15/39)	0.09%	12/01/14	100,000,750	100,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/28/14 aggregate maturing value of $500,004,167 (collateralized by U.S. Government sponsored agency & Agency Mortgage-backed securities valued at $510,000,546; 0%-5.50%, 12/11/14-12/15/42)	0.10%	12/01/14	100,000,833	100,000,000
Citigroup Global Markets Inc., Joint Term agreement dated 10/31/14, aggregate maturing value of $250,017,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,003,656; 0%-9.88%, 02/05/15-06/15/38)	0.08%	12/01/14	50,003,444	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/28/14, aggregate maturing value of $750,005,000 (collateralized by U.S. Treasury obligations valued at $765,000,027; 0.13%-2.13%, 07/15/15-02/15/44)	0.08%	12/01/14	141,763,216	141,762,271
Goldman, Sachs & Co., Joint agreement dated 11/28/14, aggregate maturing value of $250,001,667 (collateralized by U.S. Government sponsored agency securities valued at $255,000,916; 0%-5.63%, 04/27/15-11/23/35)	0.08%	12/01/14	100,000,667	100,000,000
Goldman, Sachs & Co., Term Agreement dated 11/10/14, maturing value of $50,002,083 (collateralized by U.S. Treasury obligations valued at $51,000,092; 2.00%-2.13%, 05/31/15-11/30/20) (e)	0.05%	12/10/14	50,002,083	50,000,000
ING Financial Markets, LLC, Joint agreement dated 11/28/14, aggregate maturing value of $500,003,750 (collateralized by U.S. Government sponsored agency securities valued at $510,005,104; 0.38%-5.36%, 04/18/16-11/24/17)	0.09%	12/01/14	100,000,750	100,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 11/26/14, aggregate maturing value of $350,004,764 (collateralized by U.S. Government sponsored agency securities valued at $357,000,134; 0%-6.63%, 04/13/15-06/15/38) (e)	0.07%	12/03/14	50,000,681	50,000,000
Societe Generale, Joint Term agreement dated 11/26/14, aggregate maturing value of $500,005,556 (collateralized by U.S. Treasury obligations valued at $510,000,119; 0.63%-5.38%, 07/31/18-11/15/44)	0.08%	12/01/14	50,000,556	50,000,000
Wells Fargo Securities, LLC, Joint Term agreement dated 11/26/14, aggregate maturing value of $325,003,160 (collateralized by U.S. Treasury obligations valued at $331,500,001; 0%-9.88%, 04/15/15-01/15/24)	0.07%	12/01/14	100,000,972	100,000,000
Total Repurchase Agreements (Cost $841,762,271)				841,762,271
TOTAL INVESTMENTS(f)–130.99% (Cost $1,755,231,077)				1,755,231,077
OTHER ASSETS LESS LIABILITIES–(30.99)%				(415,237,781)
NET ASSETS–100.00%				$1,339,993,296

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

COP	—Certificates of Participation
Ctfs.	—Certificates
Disc.	—Discounted
Gtd.	—Guaranteed
MFH	—Multi-Family Housing
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(d)	Principal amount equals value at period end. See Note 1D.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

November 30, 2014

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–99.64%

Alabama–1.71%

Auburn University; Series 2012 A, (General Fee) RB	4.00%	06/01/15	$240	$244,635
Mobile (County of), Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (a)(b)(c)	0.08%	07/01/40	2,000	2,000,000
				2,244,635

Arizona–2.54%

Sierra Vista (City of), Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP-FNMA)	0.04%	06/15/31	3,345	3,345,000

California–0.39%

Orange County Sanitation District; Series 2011 A, Wastewater Ref. RB	5.00%	08/01/15	500	516,253

Colorado–1.44%

Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	02/01/31	300	300,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	07/01/34	410	410,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	06/01/30	400	400,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	04/01/24	150	150,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	12/01/37	640	640,000
				1,900,000

Connecticut–0.76%

Seymour (Town of); Connecticut; Series 2014, Unlimited Tax GO BAN	1.00%	07/30/15	1,000	1,005,548

Delaware–2.97%

Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC-PNC Bank, N.A.)	0.06%	09/01/36	500	500,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.)	0.05%	05/01/36	1,350	1,350,000
Delaware (State of) Transportation Authority; Series 2012, Sr. Transportation System RB	5.00%	07/01/15	2,000	2,056,716
				3,906,716

District of Columbia–3.38%

District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.04%	04/01/38	4,000	4,000,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.17%	01/01/29	450	450,000
				4,450,000

Florida–7.16%

Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC) (a)	0.04%	10/01/32	2,800	2,800,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	10/01/21	945	945,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.)	0.04%	07/01/32	5,675	5,675,000
				9,420,000

Georgia–2.92%

Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.12%	01/01/29	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	08/01/21	$200	$200,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	01/01/20	200	200,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC-Rabobank Nederland) (a)(b)(c)(e)	0.12%	08/01/27	675	675,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(e)	0.19%	05/01/24	500	500,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(d)(e)	0.20%	12/01/18	400	400,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	09/01/20	400	400,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	11/01/27	460	460,000
				3,835,000

Hawaii–1.74%

Maui (County of); Series 2014, Ref. Unlimited Tax GO Bonds	4.00%	06/01/15	2,250	2,293,285

Illinois–7.70%

Chicago (City of) (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris, N.A.) (a)(b)(d)(e)	0.12%	03/01/33	1,800	1,800,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (d)	0.13%	10/01/17	200	200,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC-FHLB of Chicago)	0.04%	06/01/40	3,600	3,600,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.05%	06/01/29	420	420,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)	0.14%	06/01/17	175	175,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.14%	02/01/21	180	180,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris, N.A.)	0.04%	06/01/34	3,000	3,000,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC-BMO Harris, N.A.) (a)(b)(e)	0.16%	04/01/22	760	760,000
				10,135,000

Indiana–3.29%

Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	08/01/37	1,000	1,000,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.16%	03/01/22	1,715	1,715,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC-BMO Harris, N.A.) (a)(b)(e)	0.16%	11/01/18	1,430	1,430,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.14%	10/01/19	180	180,000
				4,325,000

Iowa–0.53%

Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.20%	06/01/28	700	700,000

Kentucky–0.56%

Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.)	0.05%	04/01/32	740	740,000

Maryland–1.46%

Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	07/01/32	650	650,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)

Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.)	0.05%	07/01/28	$550	$550,000
Prince George (County of); Series 2014 B, Ref. GO Bonds	5.00%	09/15/15	400	415,359
University System of Maryland; Series 2012 C, Auxiliary Facility and Tuition RB	5.00%	04/01/15	300	304,878
				1,920,237

Massachusetts–4.19%

Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC-Bank of America, N.A.) (a)(b)(e)	0.30%	05/01/16	490	490,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)	0.15%	03/01/39	5,025	5,025,000
				5,515,000

Michigan–3.02%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.06%	10/15/30	2,700	2,700,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.06%	10/15/38	1,026	1,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC-FHLB of Indianapolis) (a)(b)(e)	0.22%	07/01/32	250	250,000
				3,976,000

Minnesota–1.73%

Minneapolis (City of); Series 2013, Ref. Library Referendum Unlimited Tax GO Bonds	1.00%	12/01/14	1,885	1,885,000
Oak Park Heights (City of) (Boutwells Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.04%	11/01/35	250	250,000
St. Paul (City of), Minnesota; Series 2014 A, Capital Improvement Unlimited Tax GO Bonds	5.00%	09/01/15	140	145,089
				2,280,089

Mississippi–1.71%

Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.)	0.05%	10/01/33	2,245	2,245,000

Missouri–6.65%

Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC-FHLB of Chicago) (a)(b)	0.06%	08/01/38	2,495	2,495,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC-FHLB of Des Moines) (a)(b)	0.14%	12/01/19	300	300,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (c)	0.05%	11/15/43	1,000	1,000,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)	0.04%	12/01/40	1,000	1,000,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (a)(b)(d)	0.05%	12/01/15	3,950	3,950,000
				8,745,000

Nevada–0.99%

Clark (County of); Series 2010 B, Sales and Excise Tax (Street and Highway) Ref. & Improvement RB	3.00%	07/01/15	400	406,711
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP-FHLMC) (a)(e)	0.06%	10/01/37	900	900,000
				1,306,711

New Mexico–0.55%

Santa Fe (City of), New Mexico Gross Receipts; Series 2010 A, Tax Ref. RB	5.00%	06/01/15	700	716,944

New York–0.84%

New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC-TD Bank N.A.)	0.04%	07/01/28	1,100	1,100,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–3.80%

Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.19%	07/01/21	$450	$450,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	06/01/18	780	780,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	10/01/17	695	695,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.08%	09/01/27	1,425	1,425,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC-Branch Banking & Trust Co.) (a)(b)(e)	0.10%	08/01/20	1,650	1,650,000
				5,000,000

Ohio–3.01%

Coshocton (County of), (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.04%	03/01/19	665	665,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.)	0.05%	12/01/21	3,300	3,300,000
				3,965,000

Oklahoma–0.15%

Oklahoma City (City of); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	03/01/15	200	201,943

Pennsylvania–8.88%

Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.)	0.11%	11/01/30	1,185	1,185,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.)	0.06%	10/15/25	1,000	1,000,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (a)(b)	0.05%	11/01/26	195	195,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (a)(b)(c)	0.05%	07/01/38	5,800	5,800,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.19%	04/01/17	150	150,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program- The Crefeld School); Series 2001 E-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	12/01/26	425	425,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.19%	12/01/26	575	575,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)(e)	0.13%	12/01/29	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	08/01/26	250	250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)	0.13%	11/01/18	400	400,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC-PNC Bank, N.A.) (a)(b)	0.14%	12/01/14	400	400,000
				11,680,000

South Carolina–0.11%

South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC-Bank of America, N.A.) (a)(b)(d)	0.17%	07/01/17	140	140,000

Tennessee–2.41%

Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP-FNMA) (a)	0.05%	05/15/33	3,175	3,175,000

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–9.44%

Austin (County of) Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.)	0.07%	12/01/14	$650	$650,000
Dallas (County of); Series 2006, Combination Tax and Parking Garage Certificates, Ltd. Tax GO Bonds	5.00%	08/15/15	400	413,730
New Caney Independent School District; Series 2014, Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	02/15/15	3,000	3,011,661
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA) (a)	0.07%	02/15/28	300	300,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.)	0.04%	11/15/50	2,450	2,450,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	5,400	5,454,901
Texas Tech University System; Fourteenth Series 2012 A, Ref. & Improvement Financing System RB	3.00%	08/15/15	140	142,832
				12,423,124

Utah–1.56%

Ogden (City of) Redevelopment Agency; Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)	0.20%	12/01/27	1,060	1,060,000
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC-U.S. Bank, N.A.) (a)(b)	0.14%	08/01/28	375	375,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (a)	0.09%	04/01/42	450	450,000
Utah (State of); Series 2010 A, Unlimited Tax GO Bonds	5.00%	07/01/15	160	164,535
				2,049,535

Virginia–0.30%

Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	10/01/30	400	400,000

Washington–4.46%

Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (a)(b)	0.04%	05/01/19	1,420	1,420,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (a)(b)	0.14%	11/01/32	750	750,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.05%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (a)	0.04%	09/15/20	600	600,000
				5,870,000

Wisconsin–7.29%

Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (a)(b)(e)	0.16%	09/01/19	1,950	1,950,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago) (a)	0.04%	12/02/41	3,190	3,190,000
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC-Bank of America, N.A.)	0.10%	07/01/16	370	370,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)	0.15%	06/01/25	200	200,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.07%	05/01/30	2,780	2,780,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)	0.10%	07/01/35	1,100	1,100,000
				9,590,000
TOTAL INVESTMENTS(f)(g)–99.64% (Cost $131,116,020)				131,116,020
OTHER ASSETS LESS LIABILITIES–0.36%				476,019
NET ASSETS–100.00%				$131,592,039

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Investment Abbreviations:

BAN	—Bond Anticipation Notes
CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 7.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $8,115,000, which represented 6.17% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
PNC Bank, N.A	9.9%
JPMorgan Chase Bank, N.A.	9.6
Wells Fargo Bank, N.A.	9.6
U.S. Bancorp	8.4
Federal National Mortgage Association	8.0
Federal Home Loan Bank	7.5
BMO Harris Bank, N.A.	6.8
Northern Trust Corp.	6.2

See accompanying notes which are an integral part of this schedule.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.